Filed pursuant to 497(k)

File Nos.  033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED AUGUST 6, 2021

TO THE

RETAIL, CLASS R, CLASS R6 AND INSTUTUTIONAL SHARES SUMMARY PROSPECTUSES OF STERLING CAPITAL MID VALUE FUND,

EACH DATED FEBRUARY 1, 2021, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Retail, Class R, Class R6 and Institutional Shares Summary Prospectus of Sterling Capital Mid Value Fund (the “Fund”), each dated February 1, 2021 (the “Summary Prospectus”).

Effective August 31, 2021, William C. Smith is appointed as co-portfolio manager of the Fund.

Accordingly, the “Management—Portfolio Managers” section in the Summary Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers

Patrick W. Rau

Managing Director of Sterling Capital and Co-Portfolio Manager

Since February 2021

William C. Smith

Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2021

(formerly, Associate Portfolio Manager from February 2021 – August 2021)

Lee D. Houser

Executive Director and Associate Portfolio Manager

Since February 2021

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES FOR FUTURE REFERENCE.